Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 199,945	$ 64,865	$ 559,158
Accounts receivable, net	46,994	55,063
Other Receivables – Funds Held in Trust
Inventory	1,284,830	1,012,799	97,636
Prepaid expenses and other current assets	213,888	238,467	539,592
Deferred offering cost	1,370,826	889,189	297,437
Total current assets	3,116,483	2,260,383	1,493,823
Property and equipment, net	948,323	988,382	9,595
Construction-in-progress			452,405
Deposits	16,804	16,803	3,178
Intangible assets, net	101,753	131,576	189,956
Operating lease right-of-use asset	169,426	196,580	158,451
Total assets	4,352,789	3,593,724	2,307,408
Current liabilities:
Related party	2,314,215	2,532,690	436,011
Accrued expenses and other current liabilities	472,589	278,088	116,825
Lease liability, current portion	70,910	78,626	36,449
Convertible debentures	2,099,174
Loans and note payable	780,131	1,097,742
Total current liabilities	5,737,019	3,987,145	589,285
Lease liability, net of current portion	98,516	117,954	122,002
Total liabilities	5,835,535	4,105,099	711,287
Commitments and contingencies (see Note 10)
Shareholders’ equity (deficit)
Preferred shares, no par value - unlimited authorized, 3,098,971 and 0 shares issued and outstanding as of June 30, 2023, and December 31, 2022, respectively	969,136
Common shares, no par value - unlimited authorized, 6,351,354 shares issued and outstanding as of June 30, 2023, and December 31, 2022	7,081,261	7,081,261	4,357,943
Additional paid-in capital	903,250	693,951	195,501
Accumulated deficit	(10,456,225)	(8,314,421)	(2,921,325)
Accumulated other comprehensive loss	19,833	27,834	(35,998)
Total shareholders’ equity (deficit)	(1,482,746)	(511,375)	1,596,121
Total liabilities and shareholders’ equity (deficit)	4,352,789	3,593,724	$ 2,307,408
Related Party [Member]
Current liabilities:
Related party	$ 408,893	$ 686,476